Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Changes in Equity
Cash dividends declared, per share	$ 0.52	$ 0.46	$ 0.40